Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Jul. 16, 2020	Apr. 30, 2020	Dec. 30, 2019
C000216959
Account Value [Line Items]
Account Value	$ 12,278.44	$ 11,372.59	$ 10,436.16	$ 10,573.58	$ 10,495.89	$ 9,774.82
C000216960
Account Value [Line Items]
Account Value	$ 12,271.10	11,335.26	10,339.68	10,426.91	10,308.57		$ 9,140.00	$ 10,000.00
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,486.60	8,782.23	8,913.10	8,951.36	9,784.21	$ 10,000.00
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,143.48	$ 9,390.34	$ 9,530.27	$ 9,571.18	$ 10,461.69		$ 10,489.72	$ 10,000.00